Financial assets and other receivables - Changes in impairment losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	$ (349,232)
Financial assets at end of period	(453,526)	$ (349,232)
Accumulated impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	1,697	4,543
Impairment losses recognized	(580)	504
Amounts written off as uncollectible		(3,666)
Exchange differences	(111)	315
Financial assets at end of period	$ 1,006	$ 1,697